PAINEWEBBER BALANCED FUND                                      SEMIANNUAL REPORT

                                                                  April 15, 2000

Dear Shareholder,

We are pleased to present you with the semiannual report for PaineWebber Balanced Fund (the "Fund") for the six-month period ended February 29, 2000.

MARKET REVIEW
--------------------------------------------------------------------------------

Technology stocks continued to lead the equity markets during the six months ended February 29, 2000. The NASDAQ Composite, one of the most technology-heavy of the major market indices, surged 71.45% for the period. On the other hand, the Standard and Poor's 500 Index (S&P 500) gained only 4.10% for the period, and the Dow Jones Industrial Average lost 5.73%.

Other trends of recent years also continued: an ever-smaller number of stocks accounted for most of the market's gains, while day-to-day price fluctuations became more volatile. In January 2000, the market briefly rewarded investors who owned more cyclical, value-oriented stocks, but high-growth technology stocks resumed their predominance in February.

OUTLOOK

The near-term outlook for the market appears uncertain in light of recent volatility among technology stocks and the likelihood that the Federal Reserve (the Fed) will continue to raise interest rates. We are therefore concerned that the stock market currently appears somewhat overvalued. Offsetting our concern, however, expectations for corporate profits are rising. If these higher profit expectations prove correct, then we believe the market can "grow into" its current price levels without significant downside risk--barring an inflationary shock.

Despite some uncertainty, the longer-term picture looks positive. The consensus estimate of real GDP growth in 2000 stands at about 3.4%; early estimates for real GDP growth in 2001 stand at about 3.5%. It seems likely that the economy will remain healthy, with tolerable inflation of around 2.5% per year. Long-term interest rates, as gauged by the 30-year U.S. Treasury bond, have been dipping below six percent. We believe the combination of lower long-term rates and higher profit expectations will help support stock prices over the longer term.

--------------------------------------------------------------------------------

PAINEWEBBER
BALANCED FUND

Investment Goal:
High total return with low volatility

Portfolio Managers:
Kirk Barneby,
Asset Allocator;
Dennis McCauley,
Fixed Income Sector;
Mark Tincher,
Equity Sector;
Susan Ryan,
Money Market Sector;
Mitchell Hutchins Asset
Management Inc.

Commencement:
July 1, 1991 (Class A)
December 12, 1986 (Class B)
July 2, 1992 (Class C)
March 26, 1998 (Class Y)

Dividend Payments:
Semiannually

--------------------------------------------------------------------------------

PAINEWEBBER BALANCED FUND                                      SEMIANNUAL REPORT

PORTFOLIO REVIEW
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN, PERIODS ENDED 2/29/00

                                              6 Months     1 Year    5 Years    10 Years   Inception(degree)
                                Class A*        1.08%       2.19%     14.42%        N/A         11.25%

                                Class B**       0.69        1.44      13.57       10.68%         9.46
            Before Deducting
        Maximum Sales Charge    Class C+        0.70        1.43      13.55         N/A         10.44

                                Class Y++       1.34        2.56        N/A         N/A          3.50


                                Class A*       -3.50       -2.45      13.38         N/A         10.66

             After Deducting    Class B**      -3.90       -3.17      13.33       10.68          9.46
        Maximum Sales Charge
                                Class C+       -0.21        0.51      13.55         N/A         10.44


               S&P 500 Index                    4.10       11.73      25.13       18.03         17.12
Lehman Brothers Intermediate
  Term Gov't/Corporate Index                    1.45        1.79       6.40        7.34          7.29

               90 Day T-Bill                    2.58        4.92       5.10        4.92          5.44

Lipper Balanced Funds Median                    3.22        6.27      14.18       11.57         11.14

Past performance is no guarantee of future performance. The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Six-month and one-year returns are cumulative.

(degree) Inception: since commencement of issuance on July 1, 1991 for Class A shares, December 12, 1986 for Class B shares, July 2, 1992 for Class C shares and March 26, 1998 for Class Y shares. Index and Lipper median inception returns are as of oldest share class inception.
* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.
+ Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds, as well as the trustee of the PaineWebber 401(k) Plus Plan. Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.

PORTFOLIO HIGHLIGHTS

The Fund underperformed its benchmarks and its Lipper median for the six months ended February 29, 2000. There were several reasons for the Fund's underperformance. First, the equity portion of the Fund uses a value-oriented investment style; value-oriented stocks lagged throughout the period as investors concentrated on growth-oriented stocks. Second, our search for value led us to many small-capitalization stocks, which lagged larger-cap stocks during the period.

The Fund's equity allocation decreased to 40% for November; for the rest of the period, however, the Fund's equity allocation was at or above the neutral 60% weighting. As of period-end, the equity and bond allocations had declined somewhat: the equity allocation fell to 55.8% and the bond allocation fell to 32.9%, while the cash allocation rose to 11.3%.

During the period the Fund continued to emphasize technology and consumer cyclical companies, though we began to reduce the Fund's exposure to technology stocks. The Fund's equity investment

--------------------------------------------------------------------------------

How the Fund Works

The Balanced Fund employs a disciplined, model-based approach to calculate expected returns for U.S. stocks, bonds and cash. Based on an assessment of key economic variables such as interest rates, economic growth and inflation, as well as fundamental valuation techniques, the Fund seeks to determine whether the expected return from stocks is sufficient to offset the additional risk when compared to bonds and "risk-free" cash investments (U.S. Treasury bills). Fund assets are allocated according to the model, with a minimum of 25% of net assets in bonds or cash at all times. The Fund's performance standard over time is a portfolio that is allocated 60% to stocks, 35% to bonds and 5% to cash.

--------------------------------------------------------------------------------

PAINEWEBBER BALANCED FUND                                      SEMIANNUAL REPORT

models have identified a number of attractively priced financial services stocks. We see indications of positive price momentum among brokerage companies, which continue to report significantly better than expected earnings. We feel there is opportunity here and believe these stocks will garner interest once investors get a sense that the Fed is nearly finished raising interest rates. Financial stocks tend to gain in anticipation of the last Fed rate hike.

PORTFOLIO STATISTICS

Characteristics(1)                  2/29/00                              8/31/99
--------------------------------------------------------------------------------
Net Assets ($mm)                    $ 216.2                             $ 245.8

Number of Securities                    147                                 164

12-Month Beta(2)                       0.50                                0.62

Dividend Yield                         2.99%                               2.52%

Stocks                                 55.8%                               55.2%

Bonds                                  32.9%                               32.7%

Cash                                   11.3%                               12.1%
--------------------------------------------------------------------------------

Top Five Equity Sectors(1)          12/29/00                             8/31/99
--------------------------------------------------------------------------------
Technology                             16.9%   Consumer Cyclicals          14.2%
Consumer Cyclicals                     10.7    Technology                  10.4
Financial Services                      8.3    Financial Services           7.3
Energy                                  4.9    Healthcare                   4.7
Utilities                               4.7    Utilities                    4.7
--------------------------------------------------------------------------------
Total                                  45.5%   Total                       41.3%

Top Ten Equity Holdings(1)          12/29/00                             8/31/99
--------------------------------------------------------------------------------
Cisco Systems, Inc.                     3.5%   Cisco Systems, Inc.          1.7%
JDS Uniphase Corp.                      3.0    United Technologies Corp.    1.6
Citigroup, Inc.                         2.2    Tyco International Ltd.      1.6
MCI Worldcom, Inc.                      2.1    Chase Manhattan Corp.        1.5
Applied Materials, Inc.                 1.9    Applied Materials, Inc.      1.4
Boeing Co.                              1.7    Unisys Corp.                 1.3
Chase Manhattan Corp.                   1.5    Biogen Inc.                  1.2
Tosco Corp.                             1.4    Dayton Hudson Corp.          1.2
Morgan Stanley Dean Witter & Co.        1.3    JDS Uniphase Corp.           1.2
United Technologies Corp.               1.3    Microsoft Corp.              1.1
--------------------------------------------------------------------------------
Total                                  19.9%   Total                       13.8%

(1) Weightings represent percentages of portfolio assets. The Fund's portfolio is actively managed and its composition will vary over time.

(2) Source: Lipper Analytical Services, Inc. Beta is a measure of a stock portfolio's risk relative to the overall market, as measured by the S&P 500 Index. The market has a Beta of 1. If a portfolio has a Beta greater than 1, it is riskier than the market; if it has a Beta less than 1, it is less risky than the market.

PAINEWEBBER BALANCED FUND                                      SEMIANNUAL REPORT

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

For a Quarterly Review on PaineWebber Balanced Fund or another fund in the PaineWebber Family of Funds,(3) please contact your Financial Advisor.

Sincerely,


/s/ Margo Alexander

MARGO ALEXANDER
Chairman and Chief Executive Officer
Mitchell Hutchins Asset Management Inc.


/s/ Brian M. Storms

BRIAN M. STORMS
President and Chief Operating Officer
Mitchell Hutchins Asset Management Inc.


/s/ T. Kirkham Barneby

T. KIRKHAM BARNEBY
Managing Director and
Chief Investment Officer -- Quantitative Investments
Mitchell Hutchins Asset Management Inc.


/s/ Dennis L. McCauley

DENNIS L. MCCAULEY
Managing Director and
Chief Investment Officer -- Fixed Income
Mitchell Hutchins Asset Management Inc.


/s/ Mark A. Tincher

MARK A. TINCHER
Managing Director and
Chief Investment Officer -- Equities
Mitchell Hutchins Asset Management Inc.


/s/ Susan P. Ryan

SUSAN P. RYAN
Senior Vice President
Mitchell Hutchins Asset Management Inc.

      This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended February 29, 2000 and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

(3) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER BALANCED FUND                                      SEMIANNUAL REPORT

PERFORMANCE RESULTS (unaudited)

                                                   Net Asset Value                                    Total Return(1)
                                   ----------------------------------------------      ---------------------------------------------
                                                                                         12 Months                       6 months
                                   02/29/00           08/31/99           02/28/99      Ended 02/29/00                 Ended 02/29/00
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares                      $10.62             $11.60            $ 11.57            2.19%                            1.08%
------------------------------------------------------------------------------------------------------------------------------------
Class B Shares                       10.88              11.84              11.81            1.44                             0.69
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares                       10.63              11.60              11.58            1.43                             0.70
------------------------------------------------------------------------------------------------------------------------------------

Performance Summary Class A Shares

                                          Net Asset Value
                                  ---------------------------         Capital Gains     Dividends                          Total
Period Covered                    Beginning            Ending          Distributed        Paid                            Return(1)
------------------------------------------------------------------------------------------------------------------------------------
07/01/91-12/31/91                   $10.09             $11.02                 --         $0.2293                            11.53%
------------------------------------------------------------------------------------------------------------------------------------
1992                                 11.02              11.24                 --          0.3414                             5.18
------------------------------------------------------------------------------------------------------------------------------------
1993                                 11.24              11.94            $0.7771          0.2510                            15.63
------------------------------------------------------------------------------------------------------------------------------------
1994                                 11.94               9.32             1.2011          0.2311                            (9.88)
------------------------------------------------------------------------------------------------------------------------------------
1995                                  9.32              10.41             0.7468          0.3100                            23.13
------------------------------------------------------------------------------------------------------------------------------------
1996                                 10.41              10.61             1.0303          0.2516                            14.74
------------------------------------------------------------------------------------------------------------------------------------
1997                                 10.61              11.38             1.5503          0.2205                            24.57
------------------------------------------------------------------------------------------------------------------------------------
1998                                 11.38              12.00             1.2252          0.2196                            18.95
------------------------------------------------------------------------------------------------------------------------------------
1999                                 12.00              11.04             0.9723          0.2366                             2.42
------------------------------------------------------------------------------------------------------------------------------------
01/01/00-02/29/00                    11.04              10.62                 --              --                            (3.80)
------------------------------------------------------------------------------------------------------------------------------------
                                                               Totals:   $7.5031         $2.2911
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Cumulative Total Return as of 02/29/00:  152.14%
------------------------------------------------------------------------------------------------------------------------------------

Performance Summary Class B Shares

                                          Net Asset Value
                                  ---------------------------         Capital Gains     Dividends                          Total
Period Covered                    Beginning            Ending          Distributed        Paid                            Return(1)
------------------------------------------------------------------------------------------------------------------------------------
12/12/86-12/31/86                   $10.00              $9.76                 --              --                            (2.40)%
------------------------------------------------------------------------------------------------------------------------------------
1987                                  9.76               9.27            $0.1687         $0.4407                             1.21
------------------------------------------------------------------------------------------------------------------------------------
1988                                  9.27               9.79                 --          0.5225                            11.34
------------------------------------------------------------------------------------------------------------------------------------
1989                                  9.79              10.03             0.1286          0.6768                            10.84
------------------------------------------------------------------------------------------------------------------------------------
1990                                 10.03               9.60             0.0021          0.6200                             1.95
------------------------------------------------------------------------------------------------------------------------------------
1991                                  9.60              11.01                 --          0.3478                            18.52
------------------------------------------------------------------------------------------------------------------------------------
1992                                 11.01              11.28                 --          0.2146                             4.46
------------------------------------------------------------------------------------------------------------------------------------
1993                                 11.28              12.02             0.7771          0.1173                            14.66
------------------------------------------------------------------------------------------------------------------------------------
1994                                 12.02               9.43             1.2011          0.1189                           (10.51)
------------------------------------------------------------------------------------------------------------------------------------
1995                                  9.43              10.57             0.7468          0.2049                            22.23
------------------------------------------------------------------------------------------------------------------------------------
1996                                 10.57              10.79             1.0303          0.1632                            13.81
------------------------------------------------------------------------------------------------------------------------------------
1997                                 10.79              11.61             1.5503          0.1213                            23.63
------------------------------------------------------------------------------------------------------------------------------------
1998                                 11.61              12.26             1.2252          0.1331                            18.02
------------------------------------------------------------------------------------------------------------------------------------
1999                                 12.26              11.32             0.9723          0.1349                             1.66
------------------------------------------------------------------------------------------------------------------------------------
01/01/00-02/29/00                    11.32              10.88                 --              --                            (3.89)
------------------------------------------------------------------------------------------------------------------------------------
                                                               Totals:   $7.8025         $3.8160
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Cumulative Total Return as of 02/29/00:  230.74%
------------------------------------------------------------------------------------------------------------------------------------

Performance Summary Class C Shares

                                          Net Asset Value
                                  ---------------------------         Capital Gains     Dividends                          Total
Period Covered                    Beginning            Ending          Distributed        Paid                            Return(1)
------------------------------------------------------------------------------------------------------------------------------------
07/02/92-12/31/92                   $10.86             $11.25                 --         $0.1619                             5.08%
------------------------------------------------------------------------------------------------------------------------------------
1993                                 11.25              11.94            $0.7771          0.1728                            14.79
------------------------------------------------------------------------------------------------------------------------------------
1994                                 11.94               9.35             1.2011          0.1313                           (10.48)
------------------------------------------------------------------------------------------------------------------------------------
1995                                  9.35              10.45             0.7468          0.2188                            22.15
------------------------------------------------------------------------------------------------------------------------------------
1996                                 10.45              10.65             1.0303          0.1708                            13.86
------------------------------------------------------------------------------------------------------------------------------------
1997                                 10.65              11.42             1.5503          0.1343                            23.61
------------------------------------------------------------------------------------------------------------------------------------
1998                                 11.42              12.02             1.2252          0.1496                            18.04
------------------------------------------------------------------------------------------------------------------------------------
1999                                 12.02              11.07             0.9723          0.1506                             1.76
------------------------------------------------------------------------------------------------------------------------------------
01/01/00-02/29/00                    11.07              10.63               --              --                              (3.97)
------------------------------------------------------------------------------------------------------------------------------------
                                                               Totals:   $7.5031         $1.2901
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Cumulative Total Return as of 02/29/00:  114.11%
------------------------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER BALANCED FUND

PORTFOLIO OF INVESTMENTS                           FEDRUARY 29, 2000 (unaudited)

   Number of
    Shares                                                              Value
  ---------                                                             -----

COMMON STOCKS--59.31%
Airlines--0.60%
   28,200      Delta Air Lines, Inc. .............................    $1,286,625
                                                                      ----------
Alcohol--0.24%
    8,000      Anheuser-Busch Companies, Inc. ....................       513,000
                                                                      ----------
Banks--4.29%
   42,900      Chase Manhattan Corp. .............................     3,415,912
   98,715      CitiGroup, Inc. ...................................     5,102,332
   23,100      Wells Fargo and Co. ...............................       763,744
                                                                      ----------
                                                                       9,281,988
                                                                      ----------
Chemicals--0.33%
    6,600      Dow Chemical Co. ..................................       716,100
                                                                      ----------
Computer Hardware--4.16%
   60,500      Cisco Systems, Inc.* ..............................     7,997,344
   24,400      Dell Computer Corp.* ..............................       995,825
                                                                      ----------
                                                                       8,993,169
                                                                      ----------
Computer Software--4.23%
   22,800      BMC Software, Inc.* ...............................     1,048,800
   65,600      Compuware Corp.* ..................................     1,451,400
   12,981      IBM Corp. .........................................     1,324,062
   29,200      Microsoft Corp.* ..................................     2,609,750
   90,300      Unisys Corp.* .....................................     2,703,356
                                                                      ----------
                                                                       9,137,368
                                                                      ----------
Construction--0.16%
   17,517      Lafarge Corp. ADR .................................       344,866
                                                                      ----------
Consumer Durables--0.37%
   14,700      Whirlpool Corp. ...................................       798,394
                                                                      ----------
Defense & Aerospace--2.32%
  105,463      Boeing Co. ........................................     3,888,948
    8,166      General Dynamics Corp. ............................       353,180
   16,300      TRW  Inc. .........................................       782,400
                                                                      ----------
                                                                       5,024,528
                                                                      ----------
Diversified Retail--2.30%
   41,400      Federated Department Stores, Inc.* ................     1,518,862
   50,000      Target Corp. ......................................     2,950,000
   10,500      Wal-Mart Stores, Inc. .............................       511,219
                                                                      ----------
                                                                       4,980,081
                                                                      ----------
Drugs & Medicine--2.39%
   25,700      Biogen Inc.*(1) ...................................     2,773,994
    7,200      Pharmacia & UpJohn, Inc. ADR ......................       342,900
   31,100      Schering-Plough Corp. .............................     1,084,612
   11,200      Warner Lambert Co. ................................       958,300
                                                                      ----------
                                                                       5,159,806
                                                                      ----------
Electric Utilities--0.82%
   18,200      Duke Energy Corp. .................................       882,700
   42,900      Energy East Corp. .................................       900,900
                                                                      ----------
                                                                       1,783,600
                                                                      ----------
Electrical Equipment--1.77%
   24,400      Honeywell, Inc. ...................................     1,174,250
   11,725      Motorola, Inc. ....................................     1,999,112
   13,647      Tellabs, Inc.* ....................................       655,056
                                                                      ----------
                                                                       3,828,418
                                                                      ----------
Energy Reserves & Production--2.12%
   35,128      Exxon Mobil Corp. .................................     2,645,577
   36,800      Royal Dutch Petroleum Co. ADR .....................     1,932,000
                                                                      ----------
                                                                       4,577,577
                                                                      ----------
Financial Services--0.51%
   30,900      MBNA Corp. ........................................       702,975
    6,000      Providian Financial Corp. .........................       388,875
                                                                      ----------
                                                                       1,091,850
                                                                      ----------
Food Retail--0.52%
   75,300      Kroger Co.* .......................................     1,120,088
                                                                      ----------
Forest Products, Paper--1.98%
   25,200      Champion International Corp. ......................     1,304,100
   33,300      Georgia-Pacific Corp. .............................     1,155,094
   15,500      International Paper Co. ...........................       570,594
   24,200      Weyerhaeuser Co. ..................................     1,241,762
                                                                      ----------
                                                                       4,271,550
                                                                      ----------
Gas Utility--0.20%
    7,150      Columbia Gas System Inc. ..........................       421,850
                                                                      ----------
Industrial Parts--3.67%
   11,700      American Standard Companies Inc.* .................       408,038
   37,000      Ingersoll Rand Co. ................................     1,417,562
   56,200      Mettler-Toledo International Inc. ADR* ............     2,170,725
   10,769      SPX Corp.* ........................................       937,576
   58,900      United Technologies Corp.(1) ......................     3,000,219
                                                                      ----------
                                                                       7,934,120
                                                                      ----------
Industrial Services & Supplies--0.90%
   14,800      Hertz Corp. .......................................       530,025
   37,508      Tyco International Ltd. ...........................     1,422,960
                                                                      ----------
                                                                       1,952,985
                                                                      ----------
Information & Computer Services--0.37%
   29,000      Valassis Communications Inc.* .....................       802,938
                                                                      ----------
Life Insurance--1.61%
   31,100      American General Corp.(1) .........................     1,623,031
   31,900      AXA Financial Inc. ................................       955,006
   11,432      Lincoln National Corp. ............................       317,953
   26,600      Protective Life Corp.(1) ..........................       585,200
                                                                      ----------
                                                                       3,481,190
                                                                      ----------

PAINEWEBBER BALANCED FUND

   Number of
    Shares                                                              Value
  ---------                                                             -----

COMMON STOCK--(concluded)
Long Distance & Phone Companies--3.70%
   16,200      AT&T Corp. ........................................  $    800,888
   35,900      BellSouth Corp. ...................................     1,462,925
   17,300      GTE Corp. .........................................     1,020,700
  105,676      MCI WorldCom, Inc.* ...............................     4,715,791
                                                                    ------------
                                                                       8,000,304
                                                                    ------------
Media--0.59%
   14,500      Comcast Corp., Class A ............................       616,250
   20,700      Infinity Broadcasting Corp., Class A* .............       661,106
                                                                    ------------
                                                                       1,277,356
                                                                    ------------
Medical Products--0.44%
   17,500      Baxter International, Inc. ........................       953,750
                                                                    ------------
Metals and Mining--0.76%
   24,018      Alcoa, Inc.(1) ....................................     1,645,233
                                                                     -----------
Motor Vehicles--1.34%
   12,500      Borg Warner Automotive, Inc. ......................       400,000
   12,667      Delphi Automotive Systems Corp. ...................       211,381
   35,500      Ford Motor Co. ....................................     1,477,687
   10,645      General Motors Corp. ..............................       809,685
                                                                     -----------
                                                                       2,898,753
                                                                     -----------
Oil Refining--2.81%
   34,900      Atlantic Richfield Co. ............................     2,477,900
   21,200      Conoco, Inc., Class B .............................       417,375
  118,900      Tosco Corp. .......................................     3,180,575
                                                                    ------------
                                                                       6,075,850
                                                                    ------------
Oil Services--0.31%
   17,600      Halliburton Co. ...................................       672,100
                                                                    ------------
Other Insurance--1.01%
   35,400      Ambac Financial Group Inc. ........................     1,555,387
   19,900      Travelers Property Casualty Corp. .................       629,338
                                                                    ------------
                                                                       2,184,725
                                                                    ------------
Publishing--1.16%
   38,100      Knight Ridder, Inc. ...............................     1,785,937
   16,900      New York Times Co., Class A .......................       714,025
                                                                    ------------
                                                                       2,499,962
                                                                    ------------
Restaurants--0.30%
   29,900      Brinker International Inc.* .......................       650,325
                                                                    ------------
Securities & Asset Management--1.38%
   42,500      Morgan Stanley Dean Witter & Co. ..................     2,993,594
                                                                    ------------
Semiconductor--7.76%
   24,300      Applied Materials, Inc.*(1) .......................     4,445,381
   39,700      Atmel Corp.*(1) ...................................     1,965,150
   15,500      Intel Corp. .......................................     1,751,500
   25,900      JDS Uniphase Corp.* ...............................     6,827,888
   17,300      Vitesse Semiconductor Corp.* ......................     1,795,956
                                                                    ------------
                                                                      16,785,875
                                                                    ------------
Specialty Retail--1.62%
   23,100      Circuit City Stores, Inc. .........................       932,662
   30,748      Home Depot, Inc. ..................................     1,777,619
   29,700      Staples, Inc.* ....................................       801,900
                                                                    ------------
                                                                       3,512,181
                                                                    ------------
Wireless Telecommunications--0.27%
   17,300      Centurytel, Inc. ..................................       581,713
                                                                    ------------
Total Common Stocks (cost--$111,549,726) .........................   128,233,812
                                                                    ------------

   Principal
    Amount                                      Maturity    Interest
     (000)                                        Dates      Rates
   ---------                                    --------    --------

CORPORATE BONDS--15.85%
Banks--1.03%
 $    670      Bank One Corp. ................   08/01/06     6.875%     637,874
    1,700      Providian National Bank .......   02/01/04     6.650    1,593,264
                                                                       ---------
                                                                       2,231,138
                                                                       ---------
Beverages & Entertainment--0.51%
    1,180      Seagram Joseph E. & Sons, Inc.    12/15/05     6.625    1,113,712
                                                                       ---------
Cable--0.36%
      800      Telecommunications Inc. .......   05/01/03     6.375      777,896
                                                                       ---------
Defense & Aerospace--0.39%
      860      Lockheed Martin Corp. .........   12/01/05     7.950      845,694
                                                                       ---------
Diversified Retail--0.20%
      450      Wal-Mart Stores, Inc. .........   08/10/09     6.875      431,635
                                                                       ---------

PAINEWEBBER BALANCED FUND

Principal
  Amount                                                                    Maturity             Interest
  (000)                                                                       Dates                Rates             Value
---------                                                                   --------             --------            -----
CORPORATE BONDS--(concluded)
Electric Utilities--0.55%
$   1,215      Edison International .................................        09/15/04              6.875%         $ 1,184,335
                                                                                                                  -----------

Financial Services--3.23%
    1,915      Associates Corp. NA ..................................        11/01/08              6.250            1,720,373
    1,500      AT&T Capital Corp. ...................................        01/16/01              6.875            1,499,054
    1,615      Ford Motor Credit Co. ................................  01/14/03 to 01/12/09    5.800 to 6.000       1,534,110
    1,850      Heller Financial Inc. ................................        03/19/04              6.000            1,744,557
      510      Norwest Financial Inc. ...............................        07/15/04              6.625              492,746
                                                                                                                  -----------
                                                                                                                    6,990,840
                                                                                                                  -----------
Industrial Services & Supplies--0.44%
      965      Tyco International Group SA ..........................        06/15/01              6.125              950,048
                                                                                                                  -----------
Insurance--2.14%
    2,000      American Re Corp. ....................................        12/15/26              7.450            1,921,034
      700      Hartford Financial Services Group Inc. ...............        11/01/08              6.375              626,406
      800      Loews Corp. ..........................................        12/15/06              6.750              749,410
    1,350      Lumbermen's Mutual Casualty Co. ......................        07/01/26              9.150            1,329,117
                                                                                                                  -----------
                                                                                                                    4,625,967
                                                                                                                  -----------
 Media--0.27%
      620      News America Holdings Inc. ...........................        10/17/96              8.250              574,949
                                                                                                                  -----------
Securities & Asset Management--2.43%
    1,315      FMR Corp. ............................................        06/15/29              7.570            1,250,285
    1,350      Lehman Brothers Holdings Inc. ........................        04/01/04              6.625            1,289,205
    1,200      Merrill Lynch & Company Inc. .........................        02/17/09              6.000            1,055,152
    1,775      Morgan Stanley Dean Witter & Co.(1) ..................        01/20/04              5.625            1,662,032
                                                                                                                  -----------
                                                                                                                    5,256,674
                                                                                                                  -----------
Telecommunications--0.99%
    2,345      US West Capital Funding Inc. .........................        07/15/08              6.375            2,132,754
                                                                                                                  -----------
Tobacco--0.61%
    1,400      Philip Morris Companies Inc. .........................  07/01/08 to 01/15/27    7.650 to 7.750       1,312,992
                                                                                                                  -----------
Yankee--2.70%
      693      Abbey National Capital ...............................        06/30/30++            8.963              691,853
      995      Canadian Imperial Bank Commerce ......................        08/01/00              6.200              992,622
    2,000      Household International Netherlands BV ...............        12/01/03              6.200            1,911,180
    1,400      Imperial Tobacco Overseas BV .........................        04/01/09              7.125            1,267,420
    1,000      Sony Corp. ...........................................        03/04/03              6.125              970,657
                                                                                                                  -----------
                                                                                                                    5,833,732
                                                                                                                  -----------
Total Corporate Bonds (cost--$36,504,942) ...........................                                              34,262,366
                                                                                                                  -----------
SHORT TERM U.S. GOVERNMENT AGENCY OBLIGATIONS--4.60%
   10,000      Student Loan Marketing Association Discount Notes
                 (cost--$9,957,850) .................................        03/28/00              5.620@           9,957,850
                                                                                                                  -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--10.05%
       45      Federal Home Loan Mortgage Corporation ...............        03/18/08              6.220               41,594
    4,230      Federal National Mortgage Association+++ .............        01/15/09              5.250            3,669,584
      360      Federal National Mortgage Association ................        08/15/04              6.500              351,219
    2,570      International Bank For Reconstruction & Development ..        03/17/03              5.625            2,475,255
    6,150      U.S. Treasury Bonds(1)+++ ............................  08/15/13 to 02/15/29   5.250 to 12.000       7,850,431
    3,804      U.S. Treasury Inflation Index Notes ..................        07/15/02              3.625            3,770,827

PAINEWEBBER BALANCED FUND

Principal
  Amount                                                                                   Maturity       Interest
  (000)                                                                                     Dates           Rates         Value
---------                                                                                  --------       --------        -----
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--(concluded)
$   3,800   U.S. Treasury Notes ...................................................        05/15/08         5.625%   $   3,560,125
                                                                                                                     -------------
Total U.S. Government and Agency Obligations (cost--$22,783,529) ..................                                     21,719,035
                                                                                                                     -------------

MORTGAGE BACKED SECURITIES--9.13%

Collateralized Mortgage Obligation--1.58%
      217   CS First Boston Mortgage Securities Corp.,
              Series 1997-2, Class A+ .............................................        06/01/20         7.500          213,378
      175   FDIC REMIC Trust, Series 1996-C1, Class 1A ............................        05/25/26         6.750          171,455
       24   FNMA REMIC Trust, Series 1996-M6, Class E .............................        09/17/19         7.750           24,485
    1,400   LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A1-B ......        10/15/08         6.210        1,272,782
      145   Morgan Stanley Capital I Inc., Series 1997-C1, Class A1-A .............        02/15/20         6.850          144,724
      537   Morgan Stanley Capital I Inc., Series 1997-WF1, Class A1+ .............        10/15/06         6.830          526,835
    1,050   Standard Credit Card Master Trust I, Series 1994-4, Class A ...........        11/07/03         8.250        1,067,703
                                                                                                                     -------------
                                                                                                                         3,421,362
                                                                                                                     -------------
Federal Home Loan Mortgage Corporation--1.27%
    1,780   FHLMC 30 Yr TBA .......................................................           TBA           6.500        1,664,300
    1,139   FHLMC 30 Yr TBA .......................................................           TBA           7.000        1,091,661
                                                                                                                     -------------
                                                                                                                         2,755,961
                                                                                                                     -------------
Federal National Mortgage Association--5.34%
      524   FNMA ..................................................................        09/01/28         6.500          490,699
      743   FNMA ..................................................................  01/01/26 to 02/01/26   7.500          731,024
    2,720   FNMA 15 Yr TBA ........................................................           TBA           6.500        2,612,048
    7,475   FNMA 30 Yr TBA ........................................................           TBA           6.000        6,771,887
      995   FNMA 30 Yr TBA ........................................................           TBA           6.500          929,081
                                                                                                                     -------------
                                                                                                                        11,534,739
                                                                                                                     -------------
Government National Mortgage Association--0.94%
    1,980   GNMA ..................................................................        11/15/17         8.500        2,036,116
                                                                                                                     -------------
Total Mortgage Backed Securities (cost--$19,894,456) ..............................                                     19,748,178
                                                                                                                     -------------
REPURCHASE AGREEMENTS--7.38%
    7,000   Repurchase Agreement dated 2/29/00 with State Street Bank & Trust Co., collateralized by $6,060,000 U.S. Treasury Bonds, 8.25% due 8/15/19
              (value--$7,143,225); proceeds: $7,001,118 (cost--$7,000,000) ........       03/01/00         5.750         7,000,000
    8,953   Repurchase Agreement dated 2/29/00 with Zion Bancorp, collateralized by $6,060,000 U.S. Treasury Bonds, 6.25% due 8/31/00
              (value--$9,136,435); proceeds: $8,954,430 (cost--$8,953,000) ........       03/01/00         5.750         8,953,000
                                                                                                                     -------------
Total Repurchase Agreements (cost--$15,953,000) ...................................                                     15,953,000
                                                                                                                     -------------
Total Investments (cost--$216,643,503)--106.32% ...................................                                    229,874,241
Liabilities in excess of other assets--(6.32%)                                                                         (13,668,629)
                                                                                                                     -------------
Net Assets--100.00% ...............................................................                                    216,205,612
                                                                                                                     =============

----------
*     Non-Income producing security.
+ Security exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
++    Maturity date shown is the callable date for perpetual rewriting securities.
+++   Entire or partial amount pledged as collateral for futures transactions.
@     Interest rate shown is the discount rate at date of purchase.
ADR   American Depositary Receipt.
TBA To Be Assigned - Securities are purchased on a forward commitment with an approximated principal amount (generally +/-1.0%) and no defined maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
REMIC Real Estate Mortgage Investment Conduit.
(1)   Security, or a portion thereof, was on loan at February 29, 2000.

                 See accompanying notes to financial statements

PAINEWEBBER BALANCED FUND

FUTURES CONTRACTS

Number of                                                                    In              Expiration       Unrealized
Contracts                                                               Exchange For            Dates        Appreciation
---------                                                               ------------         ----------      ------------
    31     Contracts to deliver--S&P 500 Index .......................   $11,051,500          March 2000       $  418,500
   198     Contracts to deliver--U.S. 5 Year Treasury Notes ..........    19,263,234           June 2000           38,672
    78     Contracts to receive--U.S. 10 Year Treasury Notes .........     7,383,188           June 2000           57,281
    71     Contracts to receive--U.S. 30 Year Treasury Bonds .........     6,660,055           June 2000           62,758
                                                                                                               ----------
                                                                                                               $  577,211
                                                                                                               ==========

                 See accompanying notes to financial statements

PAINEWEBBER BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES                FEBRUARY 29, 2000 (unaudited)

Assets

Investments in securities, at value (cost--$216,643,503) ......................................   $229,874,241
Investment of cash collateral for securities loaned (cost--$15,814,700) .......................     15,814,700
Cash ..........................................................................................            337
Receivable for investments sold ...............................................................      5,029,557
Dividends and interest receivable .............................................................      1,014,703
Receivable for fund shares sold ...............................................................            960
Other assets ..................................................................................          2,518
                                                                                                  ------------
Total assets ..................................................................................    251,737,016
                                                                                                  ------------

Liabilities

Collateral for securities loaned ..............................................................     15,814,700
Payable for investments purchased .............................................................     18,324,186
Payable for fund shares repurchased ...........................................................        933,209
Payable to affiliates .........................................................................        195,952
Payable for variation margin ..................................................................        126,136
Accrued expenses and other liabilities ........................................................        137,221
                                                                                                  ------------
Total liabilities .............................................................................     35,531,404
                                                                                                  ------------

Net Assets

Capital Stock--$0.001 par value ...............................................................    195,042,603
Undistributed net investment income ...........................................................        488,331
Accumulated net realized gains from investments and futures ...................................      6,866,729
Net unrealized appreciation of investments and futures ........................................     13,807,949
                                                                                                  ------------
Net assets ....................................................................................   $216,205,612
                                                                                                  ============

Class A:

Net assets ....................................................................................   $177,210,306
                                                                                                  ------------
Shares outstanding ............................................................................     16,680,983
                                                                                                  ------------
Net asset value and redemption value per share ................................................         $10.62
                                                                                                        ======
Maximum offering price per share (net asset value plus sales charge of 4.50% of offering price)         $11.12
                                                                                                        ======

Class B:

Net assets ....................................................................................   $ 22,119,213
                                                                                                  ------------
Shares outstanding ............................................................................      2,032,892
                                                                                                  ------------
Net asset value and offering price per share ..................................................         $10.88
                                                                                                        ======

Class C:

Net assets ....................................................................................   $ 16,434,927
                                                                                                  ------------
Shares outstanding ............................................................................      1,545,546
                                                                                                  ------------
Net asset value and offering price per share ..................................................         $10.63
                                                                                                        ======

Class Y:

Net assets ....................................................................................   $    441,166
                                                                                                  ------------
Shares outstanding ............................................................................         41,558
                                                                                                  ------------
Net asset value, offering price and redemption value per share ................................         $10.62
                                                                                                        ======

                 See accompanying notes to financial statements

PAINEWEBBER BALANCED FUND

STATEMENT OF OPERATIONS

                                                                      For the Six
                                                                     Months Ended
                                                                   February 29, 2000
                                                                      (unaudited)
                                                                   -----------------
Investment income:

Interest .........................................................   $  2,956,780
Dividends ........................................................        650,519
                                                                     ------------
                                                                        3,607,299
                                                                     ------------

Expenses:

Investment advisory and administration ...........................        866,182
Service fees--Class A ............................................        233,323
Service and distribution fees--Class B ...........................        127,575
Service and distribution fees--Class C ...........................         91,702
Transfer agency and service ......................................         89,477
Custody and accounting ...........................................         71,893
Legal and audit ..................................................         40,186
Reports and notices to shareholders ..............................         34,836
State registration ...............................................         26,544
Directors fees and expenses ......................................          6,750
Other expenses ...................................................          1,643
                                                                     ------------
                                                                        1,590,111
Less: Fee waivers from investment advisor ........................         (2,405)
                                                                     ------------
Net expenses .....................................................      1,587,706
                                                                     ------------
Net investment income ............................................      2,019,593
                                                                     ------------

Realized and unrealized gains (losses) from investment activities:

Net realized gains (losses) from:
  Investment transactions ........................................     10,687,927
  Futures ........................................................     (2,588,801)
Net change in unrealized appreciation/depreciation of:
  Investments ....................................................     (8,133,136)
  Futures ........................................................        577,211
                                                                     ------------

Net realized and unrealized gains from investment activities .....        543,201
                                                                     ------------

Net increase in net assets resulting from operations .............   $  2,562,794
                                                                     ============

                 See accompanying notes to financial statements

PAINEWEBBER BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                   For the Six
                                                                                   Months Ended       For the Year
                                                                                February 29, 2000   Ended August 31,
                                                                                   (unaudited)             1999
                                                                                -----------------   ----------------
From operations:

Net investment income .......................................................     $   2,019,593      $   4,184,069
Net realized gains from investment and futures transactions .................         8,099,126         18,273,326
Net change in unrealized appreciation/depreciation of investments and futures        (7,555,925)        13,576,016
                                                                                  -------------      -------------
Net increase in net assets resulting from operations ........................         2,562,794         36,033,411
                                                                                  -------------      -------------

Dividends and distributions to shareholders from:

Net investment income--Class A ..............................................        (2,223,084)        (3,728,464)
Net investment income--Class B ..............................................          (164,727)          (327,440)
Net investment income--Class C ..............................................          (143,536)          (237,032)
Net investment income--Class Y ..............................................            (6,064)            (7,148)
Net realized gains from investment transactions--Class A ....................       (15,640,408)       (19,640,106)
Net realized gains from investment transactions--Class B ....................        (2,099,141)        (2,933,076)
Net realized gains from investment transactions--Class C ....................        (1,613,410)        (1,816,995)
Net realized gains from investment transactions--Class Y ....................           (37,624)           (24,554)
                                                                                  -------------      -------------
Total dividends and distributions to shareholders ...........................       (21,927,994)       (28,714,815)
                                                                                  -------------      -------------

From capital stock transactions:

Net proceeds from sale of shares ............................................         7,956,987         36,103,042
Cost of shares repurchased ..................................................       (38,234,976)       (47,257,223)
Proceeds from dividends reinvested ..........................................        20,033,036         26,107,944
                                                                                  -------------      -------------
Net increase (decrease) in net assets from capital stock transactions .......       (10,244,953)        14,953,763
                                                                                  -------------      -------------
Net increase (decrease) in net assets .......................................       (29,610,153)        22,272,359

Net assets:

Beginning of the period .....................................................       245,815,765        223,543,406
                                                                                  -------------      -------------

End of the period (including undistributed net investment income
  of $488,331 and $1,006,149, respectively) .................................     $ 216,205,612      $ 245,815,765
                                                                                  =============      =============

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      PaineWebber Master Series, Inc. ("Master Series") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company which currently offers two series of shares: PaineWebber Balanced Fund (the "Fund") and PaineWebber Money Market Fund. The financial statements for PaineWebber Money Market Fund are not included herein.

      The Fund currently offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges, except that Class A, Class B and Class C each have exclusive voting rights with respect to their service and/or distribution plan.

      The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

      Valuation of Investments--Securities which are listed on stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), and investment adviser, administrator, and distributor of the Fund, as the primary market. Securities traded in the over-the-counter ("OTC") market and listed on the Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the last available sale price, or last bid price available if no sale occurs, on Nasdaq prior to the time of valuation. Where market quotations are readily available, debt securities are valued thereon, provided such quotations adequately reflect the fair value of the securities in the judgment of Mitchell Hutchins. When market quotations are not readily available, securites are valued based upon appraisals derived from information concerning those securities or similar securities received from recognized dealers in those securities. All other securities are valued at fair value as determined in good faith by, or under the direction of, the Master Series' Board of Directors. The amortized cost method of valuation is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board of Directors determines that this does not represent fair value.

            Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

NOTES TO FINANCIAL STATEMENTS (unaudited)

      Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

      Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

      Futures Contracts--Upon entering into a financial futures contract, the Fund is required to pledge to a broker an amount of cash and/or U.S. Government securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized.

      Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The Fund primarily uses financial futures contracts for hedging or to manage the average duration of the Fund's portfolio. However, imperfect correlations between futures contracts and the portfolio securities being hedged, or market disruptions, do not normally permit full control of these risks at all times.

      Option Writing--When the Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

      Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

      The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country or region.

NOTES TO FINANCIAL STATEMENTS (unaudited)

INVESTMENT ADVISER AND ADMINISTRATOR

      The Board of Directors of Master Series has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

                                                                         Annual
           Average Daily Net Assets                                       Rate
           -----------------------                                       ------
           Up to $500 million .......................................    0.750%
           In excess of $500 million up to $1.0 billion .............    0.725
           In excess of $1.0 billion up to $1.5 billion .............    0.700
           In excess of $1.5 billion up to $2.0 billion .............    0.675
           Over $2.0 billion ........................................    0.650

      At February 29, 2000, the Fund owed Mitchell Hutchins $129,097 in investment advisory and administration fees. Mitchell Hutchins waived a portion of its investment advisory and administration fees in connection with the Fund's investment of cash collateral from security lending in the Mitchell Hutchins Private Money Market Fund LLC. For the six months ended February 29, 2000, Mitchell Hutchins waived $2,405.

      For the six months ended February 29, 2000, the Fund paid $6,095 in brokerage commissions to PaineWebber for transactions executed on behalf of the Fund.

DISTRIBUTION PLANS

      Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares (Class Y shares have no service or distribution plan). At February 29, 2000, the Fund owed Mitchell Hutchins $66,351 in service and distribution fees.

      Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the six months ended February 29, 2000, it received $52,997 in sales charges.

SECURITY LENDING

      The Fund may lend securities up to 331/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Fund's lending agent is PaineWebber, who received $9,546 as compensation from the Fund for the six months ended February 29, 2000. At February 29, 2000, the Fund owed PaineWebber $504 in security lending fees. For the six months ended February 29, 2000 the Fund earned $26,595 from security lending transactions.

NOTES TO FINANCIAL STATEMENTS (unaudited)

      At February 29, 2000, the Fund's custodian held cash having an aggregate value of $15,814,700 as collateral for portfolio securities loaned having a market value of $15,489,953 which was invested as follows:

Number of
  Shares                                                                         Value
---------                                                                        -----
7,780,710    Liquid Assets Portfolio ...................................     $ 7,780,710
3,491,789    MH Private Money Market Fund LLC ..........................       3,491,789
4,542,201    Scudder Institutional Money Fund Incorporated .............       4,542,201
                                                                             -----------
             Total investments of cash collateral for securities
               loaned (cost--$15,814,700) ..............................     $15,814,700
                                                                             ===========

BANK LINE OF CREDIT

      The Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended February 29, 2000, the Fund did not borrow under the Facility.

TRANSFER AGENCY RELATED SERVICE FEES

      PaineWebber provides certain transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for these services by PFPC, Inc., not the Fund. For the six months ended February 29, 2000, PaineWebber received approximately 51% of the total service fees collected by PFPC, Inc.

INVESTMENTS IN SECURITIES

      For federal income tax purposes, the cost of securities owned at February 29, 2000 was substantially the same as the cost of securities for financial statement purposes.

      At February 29, 2000, the components of net unrealized appreciation of investments were as follows:

      Gross appreciation (investments having an excess of value over cost) ........    $    27,160,115
      Gross depreciation (investments having an excess of cost over value) ........        (13,929,377)
                                                                                       ---------------
      Net unrealized appreciation of investments ..................................    $    13,230,738
                                                                                       ===============


      For the six months ended February 29, 2000, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $179,876,359 and $210,304,709, respectively.

FEDERAL TAX STATUS

      The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

CAPITAL STOCK

      There are 10 billion shares of $0.001 par value common stock authorized for Master Series, of which 4 billion is allocated to Balanced Fund. Transactions in shares of common stock were as follows:

                                    Class A                      Class B                    Class C                 Class Y
For the Six Months Ended   -------------------------     ------------------------    -----------------------    -------------------
   February 29, 2000:        Shares         Amount          Shares       Amount        Shares      Amount       Shares      Amount
                           ---------    ------------      -------    ------------     -------   ------------    ------   ----------
Shares sold ............     236,899    $  2,644,933       94,527    $  1,076,946     360,431   $  3,973,130    23,638   $  261,978

Shares repurchased .....  (2,255,177)    (25,163,955)    (470,083)     (5,338,342)   (677,981)    (7,385,361)  (30,670)    (347,318)

Shares converted from
  Class B to Class A ...     204,374       2,298,198     (200,035)     (2,298,198)         --             --        --           --

Dividends reinvested ...   1,538,151      16,412,067      182,282       1,996,000     148,078      1,584,437     3,802       40,532
                           ---------    ------------      -------    ------------     -------   ------------    ------   ----------

Net decrease ...........    (275,753)   $ (3,808,757)    (393,309)   $ (4,563,594)   (169,472)  $ (1,827,794)   (3,230)  $  (44,808)
                           =========    ============     ========    ============    ========   ============    ======   ==========

                                    Class A                      Class B                    Class C                 Class Y
For the Year Ended         -------------------------     ------------------------    -----------------------    -------------------
   August 31, 1999:         Shares         Amount          Shares       Amount        Shares      Amount       Shares      Amount
                           ---------    ------------      -------    ------------     -------   ------------    ------   ----------
Shares sold ............   1,363,897    $ 16,172,983      937,633    $ 11,281,236     688,213   $  8,183,147    39,441   $  465,676

Shares repurchased .....  (2,932,983)    (34,741,366)    (608,260)     (7,358,696)   (428,296)    (5,003,022)  (12,955)    (154,139)

Shares converted from
  Class B to Class A ...     459,550       5,425,191     (450,660)     (5,425,191)         --             --        --           --

Dividends reinvested ...   1,886,980      21,391,988      245,010       2,837,840     162,571      1,846,494     2,785       31,622
                           ---------    ------------      -------    ------------     -------   ------------    ------   ----------

Net increase ...........     777,444    $  8,248,796      123,723    $  1,335,189     422,488   $  5,026,619    29,271   $  343,159
                           =========    ============     ========    ============    ========   ============    ======   ==========

PAINEWEBBER BALANCED FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period is presented below:

                                                                                    Class A
                                            --------------------------------------------------------------------------------------
                                               For the                                          For the            For the
                                             Six Months                                           Six               Years
                                               Ended             For the Years Ended             Months             Ended
                                            February 29,              August 31,                 Ended         February 28 or 29,
                                                2000      ---------------------------------    August 31,   ----------------------
                                            (unaudited)     1999         1998        1997       1996 (2)      1996          1995
                                            -----------   --------     --------    --------    ----------   --------      --------
Net asset value, beginning of period .....   $  11.60     $  11.27     $  12.50    $  10.27    $  10.85     $   9.80      $  12.04
                                             --------     --------     --------    --------    --------     --------      --------

Net investment income ....................       0.11++       0.22++       0.23++      0.23++      0.12++       0.27++        0.26
Net realized and unrealized gains (losses)
  from investments, futures and options ..       0.02++       1.56++       0.31++      2.79++     (0.12)++      1.84++       (1.07)
                                             --------     --------     --------    --------    --------     --------      --------
Net increase (decrease) from investment
  operations .............................       0.13         1.78         0.54        3.02        0.00         2.11         (0.81)
                                             --------     --------     --------    --------    --------     --------      --------
Dividends from net investment income .....      (0.14)       (0.22)       (0.22)      (0.24)      (0.10)       (0.31)        (0.23)
Distributions from net realized gains
  from investment transactions ...........      (0.97)       (1.23)       (1.55)      (0.55)      (0.48)       (0.75)        (1.20)
                                             --------     --------     --------    --------    --------     --------      --------
Total dividends and distributions
  to shareholders ........................      (1.11)       (1.45)       (1.77)      (0.79)      (0.58)       (1.06)        (1.43)
                                             --------     --------     --------    --------    --------     --------      --------
Net asset value, end of period ...........   $  10.62     $  11.60     $  11.27    $  12.50    $  10.27     $  10.85      $   9.80
                                             ========     ========     ========    ========    ========     ========      ========
Total investment return (1) ..............       1.08%       16.20%        4.69%      30.67%       0.03%       22.08%        (6.02)%
                                             ========     ========     ========    ========    ========     ========      ========
Ratios/supplemental data:
Net assets, end of period (000's) ........   $177,210     $196,684     $182,362    $176,403    $157,525     $171,609      $174,761
Expenses to average net assets,
  net of waivers from adviser (3) ........       1.23%*       1.22%        1.26%       1.46%       1.34%*       1.29%         1.26%
Net investment income to average net
  assets, net of waivers from adviser (3)        1.90%*       1.81%        1.88%       2.02%       2.19%*       2.55%         2.41%
Portfolio turnover rate ..................         82%         234%         190%        188%        103%         188%          107%

----------
*     Annualized.
++    Calculated using the average shares outstanding for the period.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.
(2)   Fiscal year changed to August 31.
(3) During the period ended February 29, 2000 and for the year ended August 31, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.

PAINEWEBBER BALANCED FUND

FINANCIAL HIGHLIGHTS (concluded)

Selected data for a share of capital stock outstanding throughout each period is presented below:

                                                                                    Class B
                                            --------------------------------------------------------------------------------------
                                               For the                                         For the             For the
                                             Six Months                                          Six                Years
                                               Ended             For the Years Ended            Months              Ended
                                            February 29,              August 31,                 Ended         February 28 or 29,
                                                2000      ---------------------------------    August 31,   ----------------------
                                            (unaudited)     1999         1998        1997       1996 (2)      1996          1995
                                            -----------   --------     --------    --------    ----------   --------      --------
Net asset value, beginning of period .....   $ 11.84      $ 11.48      $ 12.70     $ 10.42      $ 11.00     $  9.90       $ 12.10
                                             -------      -------      -------     -------      -------     -------       -------
Net investment income ....................      0.06++       0.13++       0.14++      0.14++       0.08++      0.19++        0.44
Net realized and unrealized gains (losses)
 from investments, futures and options ...      0.03++       1.59++       0.31++      2.84++      (0.11)++     1.86++       (1.32)
                                             -------      -------      -------     -------      -------     -------       -------
Net increase (decrease) from investment
 operations ..............................      0.09         1.72         0.45        2.98        (0.03)       2.05         (0.88)
                                             -------      -------      -------     -------      -------     -------       -------
Dividends from net investment income .....     (0.08)       (0.13)       (0.12)      (0.15)       (0.07)      (0.20)        (0.12)
Distributions from net realized gains
 from investment transactions ............     (0.97)       (1.23)       (1.55)      (0.55)       (0.48)      (0.75)        (1.20)
                                             -------      -------      -------     -------      -------     -------       -------
Total dividends and distributions
 to shareholders .........................     (1.05)       (1.36)       (1.67)      (0.70)       (0.55)      (0.95)        (1.32)
                                             -------      -------      -------     -------      -------     -------       -------
Net asset value, end of period ...........   $ 10.88      $ 11.84      $ 11.48     $ 12.70      $ 10.42     $ 11.00       $  9.90
                                             =======      =======      =======     =======      =======     =======       =======
Total investment return (1) ..............      0.69%       15.28%        3.87%      29.70%       (0.30)%     21.20%        (6.68)%
                                             =======      =======      =======     =======      =======     =======       =======

Ratios/supplemental data:
Net assets, end of period (000's) ........   $22,119      $28,719      $26,425     $22,768      $22,307     $26,627       $37,104
Expenses to average net assets,
  net of waivers from adviser (3) ........      2.02%*       1.98%        2.03%       2.22%        2.09%*      2.05%         1.98%
Net investment income to average
  net assets, net of waivers
  from adviser (3) .......................      1.10%*       1.04%        1.13%       1.27%        1.43%*      1.81%         1.60%
Portfolio turnover rate ..................        82%         234%         190%        188%         103%        188%          107%

----------
*     Annualized.
+     Commencement of issuance of shares.
++    Calculated using the average shares outstanding for the period.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.
(2)   Fiscal year changed to August 31.
(3) During the period ended February 29, 2000 and for the year ended August 31, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.

PAINEWEBBER BALANCED FUND

                                                                                Class C
                                           --------------------------------------------------------------------------------------
                                             For the                                            For the             For the
                                           Six Months                                             Six                Years
                                              Ended               For the Years Ended            Months              Ended
                                           February 29,               August 31,                 Ended        February 28 or 29,
                                              2000      -----------------------------------    August 31,    --------------------
                                          (unaudited)      1999          1998         1997      1996 (2)      1996          1995
                                          ------------  --------      --------      -------    ----------    ------        ------
Net asset value, beginning of period ..... $ 11.60      $  11.28      $  12.52      $ 10.29     $ 10.88      $  9.82       $ 12.03
                                           -------      --------      --------      -------     -------      -------       -------
Net investment income ....................    0.06++        0.14++        0.14++       0.14++      0.08++       0.19++        0.19
Net realized and unrealized gains (losses)
 from investments, futures and options ...    0.03++        1.56++        0.31++       2.80++     (0.12)++      1.84++       (1.07)
                                           -------      --------      --------      -------     -------      -------       -------
Net increase (decrease) from investment
 operations ..............................    0.09          1.70          0.45         2.94       (0.04)        2.03         (0.88)
                                           -------      --------      --------      -------     -------      -------       -------
Dividends from net investment income .....   (0.09)        (0.15)        (0.14)       (0.16)      (0.07)       (0.22)        (0.13)
Distributions from net realized gains
 from investment transactions ............   (0.97)        (1.23)        (1.55)       (0.55)      (0.48)       (0.75)        (1.20)
                                           -------      --------      --------      -------     -------      -------       -------
Total dividends and distributions
 to shareholders .........................   (1.06)        (1.38)        (1.69)       (0.71)      (0.55)       (0.97)        (1.33)
                                           -------      --------      --------      -------     -------      -------       -------
Net asset value, end of period ........... $ 10.63      $  11.60      $  11.28      $ 12.52     $ 10.29      $ 10.88       $  9.82
                                           =======      ========      ========      =======     =======      =======       =======
Total investment return (1) ..............    0.70%        15.34%         3.89%       29.70%      (0.38)%      21.12%        (6.69)%
                                           =======      ========      ========      =======     =======      =======       =======

Ratios/supplemental data:
Net assets, end of period (000's) ........ $16,435      $ 19,894      $ 14,581      $ 8,736     $ 6,979      $ 7,469       $ 8,525
Expenses to average net assets,
  net of waivers from adviser (3) ........    1.98%*        1.95%         2.00%        2.21%       2.09%*       2.08%         2.01%
Net investment income to average
  net assets, net of waivers
  from adviser (3) .......................    1.14%*        1.08%         1.18%        1.27%       1.44%*       1.77%         1.62%
Portfolio turnover rate ..................      82%          234%          190%         188%        103%         188%          107%
                                                          Class Y
                                           -----------------------------------------
                                              For the                    For the
                                            Six Months     For the        Period
                                               Ended         Year     March 26, 1998+
                                            February 29,    Ended         through
                                               2000       August 31,     August 31,
                                           (unaudited)      1999            1998
                                           -------------  ----------  ---------------
Net asset value, beginning of period .....    $ 11.59       $ 11.27     $ 12.55
                                              -------       -------     -------
Net investment income ....................       0.12          0.26++      0.11++
Net realized and unrealized gains (losses)
 from investments, futures and options ...       0.04          1.55++     (1.28)++
                                              -------       -------     -------
Net increase (decrease) from investment
 operations ..............................       0.16          1.81       (1.17)
                                              -------       -------     -------
Dividends from net investment income .....      (0.16)        (0.26)      (0.11)
Distributions from net realized gains
 from investment transactions ............      (0.97)        (1.23)         --
                                              -------       -------     -------
Total dividends and distributions
 to shareholders .........................      (1.13)        (1.49)      (0.11)
                                              -------       -------     -------
Net asset value, end of period ...........    $ 10.62       $ 11.59     $ 11.27
                                              =======       =======     =======
Total investment return (1) ..............       1.34%        16.42%      (9.41)%
                                              =======       =======     =======

Ratios/supplemental data:
Net assets, end of period (000's) ........    $   441       $   519     $   175
Expenses to average net assets,
  net of waivers from adviser (3) ........       0.98%*        0.96%       0.89%*
Net investment income to average
  net assets, net of waivers
  from adviser (3) .......................       2.17%*        2.11%       2.48%*
Portfolio turnover rate ..................         82%          234%        190%

                      [This Page Intentionally left blank.]

BOARD OF TRUSTEES

E. Garrett Bewkes, Jr.
Chairman

Margo N. Alexander
Richard Q. Armstrong
Richard R. Burt
Mary C. Farrell
Meyer Feldberg
George W. Gowen
Frederic V. Malek
Carl W. Schafer
Brian M. Storms

PRINCIPAL OFFICERS

Margo N. Alexander
President

Dianne E. O'Donnell
Vice President and Secretary

Paul H. Schubert
Vice President and Treasurer

Mark A. Tincher
Vice President

Dennis L. McCauley
Vice President

Susan P. Ryan
Vice President

T. Kirkham Barneby
Vice President

INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019

This report is not to be used in conjunction with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

The financial information included herein is taken from the records of the Fund without examination by independent auditors who do not express an opinion thereon.

A prospectus containing more complete information for any of the Funds listed on the back cover can be obtained from a PaineWebber Financial Advisor or corresponding firm. Read the prospectus carefully before investing.

PaineWebber offers a family of 27 funds which encompass a diversified range of investment goals.

BOND FUNDS

o High Income Fund

o Investment Grade Income Fund

o Low Duration U.S. Government Income Fund

o Strategic Income Fund

o U.S. Government Income Fund

TAX-FREE BOND FUNDS

o California Tax-Free Income Fund

o Municipal High Income Fund

o National Tax-Free Income Fund

o New York Tax-Free Income Fund

STOCK FUNDS

o Enhanced S&P 500 Fund

o Enhanced Nasdaq-100 Fund

o Financial Services Growth Fund

o Grbowth Fund

o Growth and Income Fund

o Mid Cap Fund

o Small Cap Fund

o S&P 500 Index Fund

o Strategy Fund

o Tax-Managed Equity Fund

o Utility Income Fund

ASSET ALLOCATION FUNDS

o Balanced Fund

o Tactical Allocation Fund

GLOBAL FUNDS

o Asia Pacific Growth Fund

o Emerging Markets Equity Fund

o Global Equity Fund

o Global Income Fund

PAINEWEBBER MONEY MARKET FUND

                                   PaineWebber
                    (Copyright)2000 PaineWebber Incorporated
                               All Rights Reserved
                                   Member SIPC


PaineWebber


--------------------------------------------------------------------------------

BALANCED

FUND

FEBRUARY 29, 2000

                                                               SEMIANNUAL REPORT